Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue			$ 15,724
Total out-of-scope non-interest income	$ 18,992	$ (13,349)	11,655
Total non-interest income	37,069	1,894	27,379
Income on bank-owned life insurance	8,186	7,319	10,126
Gains on sale of loans	928	906	1,214
Northfield Bancorp, Inc. [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,870	6,430	5,479
Total non-interest income	16,950	16,822	11,896
Income on bank-owned life insurance	7,069	4,216	3,631
Losses on available-for-sale debt securities, net	0	(6)	(17)
Gains on trading securities, net	1,694	1,665	1,721
Gains on sale of loans	0	51	134
Gain on sale of property	0	3,402	0
Other	1,317	1,064	948
Total in-scope non-interest income
Disaggregation of Revenue [Line Items]
Revenue	18,077	15,243
Demand deposit account fees
Disaggregation of Revenue [Line Items]
Revenue	8,054	6,507	5,145
Title insurance fees
Disaggregation of Revenue [Line Items]
Revenue	3,034	2,505	2,400
Insurance agency income
Disaggregation of Revenue [Line Items]
Revenue	580	269	188
Other non-interest income
Disaggregation of Revenue [Line Items]
Revenue	6,409	5,962	7,991
Service charges | Northfield Bancorp, Inc. [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,266	3,730	3,085
ATM and card interchange fees | Northfield Bancorp, Inc. [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,804	1,856	1,932
Investment fees | Northfield Bancorp, Inc. [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 800	$ 844	$ 462